Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Taxes [Line Items]
Tax benefit for stock option exercised	$ 6.7
Ownership change percentage criteria under Section 382 of the Internal Revenue Code	50.00%
Testing period	3 years
Valuation allowance related to net deferred tax	$ 3.1	$ 1.0
State
Income Taxes [Line Items]
State and Federal Operating loss carry-forwards	391.8
State Tax credit carry-forwards	$ 2.6
State and Federal Operating loss carry-forwards expiration year	2032
Federal
Income Taxes [Line Items]
State and Federal Operating loss carry-forwards	$ 263.5
State and Federal Operating loss carry-forwards expiration year	2033